EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.66

Report Pulled:	5/28/2025
Loan Count:	337 / 343
Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	26	7.72%
Appraised Value	5	1.48%
CLTV	4	1.19%
Debt Service Coverage Ratio	120	35.61%
First Payment Due Date	2	0.59%
Loan Purpose	11	3.26%
LTV	29	8.61%
Maturity Date	2	0.59%
Occupancy Type	1	0.29%
Original Interest Rate	2	0.59%
Original Loan Amount	2	0.59%
Original Qualifying FICO Score	21	6.23%
Origination/Note Date	23	6.82%
Originator Back-End DTI	27	8.01%
Property Type	17	4.96%
The Original Principal and Interest Payment Amount	2	0.59%